Expense Example	Mar. 01, 2026 USD ($)
Knights of Columbus Core Bond Fund | I Shares | Knights of Columbus Core Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	311
Expense Example, with Redemption, 10 Years	707
Knights of Columbus Core Bond Fund | Class S Shares | Knights of Columbus Core Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	828
Knights of Columbus Limited Duration Fund | I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	729
Knights of Columbus Limited Duration Fund | Class S Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	850
Knights of Columbus Large Cap Growth Fund | I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Knights of Columbus Large Cap Growth Fund | Class S Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Knights of Columbus Large Cap Value Fund | I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Knights of Columbus Large Cap Value Fund | Class S Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Knights of Columbus Small Cap Fund | I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Knights of Columbus Small Cap Fund | Class S Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Knights of Columbus International Equity Fund | I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,323
Knights of Columbus International Equity Fund | Class S Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	1,446
Knights of Columbus Long/Short Equity Fund | I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,056
Expense Example, with Redemption, 10 Years	2,267
Knights of Columbus Long/Short Equity Fund | Class S Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	221
Expense Example, with Redemption, 3 Years	682
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	2,475
Knights of Columbus U.S. All Cap Index Fund | I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	237
Expense Example, with Redemption, 10 Years	559
Knights of Columbus U.S. All Cap Index Fund | Class S Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	803
Knights of Columbus Real Estate Fund | I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	546
Expense Example, with Redemption, 10 Years	1,198
Knights of Columbus Real Estate Fund | Class S Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	1,429
MetLife Core Plus Fund | I Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	979
MetLife Core Plus Fund | R Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	554
Expense Example, with Redemption, 10 Years	1,272
MetLife Multi-Sector Fixed Income Fund | I Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	575
MetLife Multi-Sector Fixed Income Fund | R Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	651
PineBridge Dynamic Asset Allocation Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	640
Expense Example, with Redemption, 10 Years	1,469
PineBridge Dynamic Asset Allocation Fund | Investor Servicing Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	$ 1,638